UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21787

Name of Fund:  Enhanced S&P 500® Covered Call Fund Inc. (BEO)

Fund Address:  2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, Enhanced S&P 500® Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

Enhanced S&P 500 Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Aerospace & Defense - 2.4%	Boeing Co.	6,239	$221,984
	General Dynamics Corp.	3,317	137,954
	Goodrich Corp.	1,063	40,277
	Honeywell International, Inc.	6,317	175,992
	L-3 Communications Holdings, Inc.	1,023	69,359
	Lockheed Martin Corp.	2,853	196,943
	Northrop Grumman Corp.	2,811	122,672
	Precision Castparts Corp.	1,202	72,000
	Raytheon Co.	3,438	133,876
	Rockwell Collins, Inc.	1,361	44,423
	United Technologies Corp.	8,097	348,009

			1,563,489

Air Freight & Logistics - 1.0%	C.H. Robinson Worldwide, Inc.	1,463	66,727
	Expeditors International Washington, Inc.	1,819	51,460
	FedEx Corp.	2,675	119,011
	United Parcel Service, Inc. Class B	8,553	420,979

			658,177

Airlines - 0.1%	Southwest Airlines Co.	6,360	40,259

Auto Components - 0.1%	The Goodyear Tire & Rubber Co. (a)	2,074	12,983
	Johnson Controls, Inc.	5,106	61,272

			74,255

Automobiles - 0.1%	Ford Motor Co. (a)	20,591	54,154
	General Motors Corp.	5,246	10,177
	Harley-Davidson, Inc.	2,007	26,874

			91,205

Beverages - 2.5%	Brown-Forman Corp. Class B	841	32,656
	The Coca-Cola Co.	17,105	751,765
	Coca-Cola Enterprises, Inc.	2,725	35,943
	Constellation Brands, Inc. Class A (a)	1,673	19,909
	Dr. Pepper Snapple Group, Inc. (a)	2,180	36,864
	Molson Coors Brewing Co. Class B	1,288	44,153
	Pepsi Bottling Group, Inc.	1,164	25,771
	PepsiCo, Inc.	13,373	688,442

			1,635,503

Biotechnology - 2.0%	Amgen, Inc. (a)	8,885	439,985
	Biogen Idec, Inc. (a)	2,554	133,881
	Celgene Corp. (a)	3,948	175,291
	Cephalon, Inc. (a)	587	39,975
	Genzyme Corp. (a)	2,332	138,497
	Gilead Sciences, Inc. (a)	7,828	362,593

			1,290,222

Building Products - 0.0%	Masco Corp.	3,085	21,533

Capital Markets - 2.3%	Ameriprise Financial, Inc.	1,880	38,521
	The Bank of New York Mellon Corp.	9,873	278,912
	The Charles Schwab Corp.	8,055	124,853
	E*Trade Financial Corp. (a)	4,915	6,291
	Federated Investors, Inc. Class B	765	17,029

Enhanced S&P 500 Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Franklin Resources, Inc.	1,298	$69,923
	The Goldman Sachs Group, Inc.	3,968	420,687
	Invesco Ltd. (b)	3,252	45,073
	Janus Capital Group, Inc.	1,359	9,037
	Legg Mason, Inc.	1,227	19,509
	Morgan Stanley	9,233	210,235
	Northern Trust Corp.	1,920	114,854
	State Street Corp.	3,712	114,255
	T. Rowe Price Group, Inc.	2,200	63,492

			1,532,671

Chemicals - 1.8%	Air Products & Chemicals, Inc.	1,801	101,306
	CF Industries Holdings, Inc.	415	29,519
	The Dow Chemical Co.	7,943	66,959
	E.I. du Pont de Nemours & Co.	7,755	173,169
	Eastman Chemical Co.	619	16,589
	Ecolab, Inc.	1,437	49,907
	International Flavors & Fragrances, Inc.	676	20,591
	Monsanto Co.	4,708	391,235
	PPG Industries, Inc.	1,407	51,918
	Praxair, Inc.	2,643	177,847
	Rohm & Haas Co.	1,071	84,438
	Sigma-Aldrich Corp.	1,049	39,642

			1,203,120

Commercial Banks - 1.7%	BB&T Corp.	4,806	81,317
	Comerica, Inc.	1,299	23,785
	Fifth Third Bancorp	4,961	14,486
	First Horizon National Corp.	1,813	19,470
	Huntington Bancshares, Inc.	3,146	5,222
	KeyCorp	4,251	33,455
	M&T Bank Corp.	668	30,220
	Marshall & Ilsley Corp.	2,280	12,836
	The PNC Financial Services Group, Inc.	3,677	107,699
	Regions Financial Corp.	5,969	25,428
	SunTrust Banks, Inc.	3,065	35,983
	U.S. Bancorp	15,081	220,333
	Wells Fargo & Co.	36,414	518,535
	Zions Bancorporation	989	9,722

			1,138,491

Commercial Services & Supplies - 0.5%	Avery Dennison Corp.	969	21,647
	Cintas Corp.	1,128	27,884
	Iron Mountain, Inc. (a)	1,543	34,208
	Pitney Bowes, Inc.	1,773	41,400
	R.R. Donnelley & Sons Co.	1,763	12,923
	Republic Services, Inc. Class A	2,767	47,454
	Stericycle, Inc. (a)	729	34,795
	Waste Management, Inc.	4,223	108,109

			328,420

Enhanced S&P 500 Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Communications Equipment - 2.7%	Ciena Corp. (a)	779	$6,061
	Cisco Systems, Inc. (a)	50,156	841,116
	Corning, Inc.	13,362	177,314
	Harris Corp.	1,148	33,223
	JDS Uniphase Corp. (a)	1,849	6,009
	Juniper Networks, Inc. (a)	4,487	67,574
	Motorola, Inc.	19,562	82,747
	QUALCOMM, Inc.	14,173	551,471
	Tellabs, Inc. (a)	3,400	15,572

			1,781,087

Computers & Peripherals - 4.7%	Apple, Inc. (a)	7,652	804,378
	Dell, Inc. (a)	14,870	140,968
	EMC Corp. (a)	17,287	197,072
	Hewlett-Packard Co.	20,593	660,212
	International Business Machines Corp.	11,529	1,117,045
	Lexmark International, Inc. Class A (a)	669	11,286
	NetApp, Inc. (a)	2,842	42,175
	QLogic Corp. (a)	1,039	11,554
	SanDisk Corp. (a)	1,943	24,579
	Sun Microsystems, Inc. (a)	6,399	46,841
	Teradata Corp. (a)	1,487	24,119

			3,080,229

Construction & Engineering - 0.1%	Fluor Corp.	1,556	53,760
	Jacobs Engineering Group, Inc. (a)	1,058	40,902

			94,662

Construction Materials - 0.1%	Vulcan Materials Co.	944	41,810

Consumer Finance - 0.3%	American Express Co.	10,062	137,145
	Capital One Financial Corp.	3,367	41,212
	Discover Financial Services, Inc.	4,137	26,104
	SLM Corp. (a)	4,016	19,879

			224,340

Containers & Packaging - 0.2%	Ball Corp.	806	34,980
	Bemis Co.	858	17,992
	Owens-Illinois, Inc. (a)	1,436	20,736
	Pactiv Corp. (a)	1,126	16,428
	Sealed Air Corp.	1,357	18,727

			108,863

Distributors - 0.1%	Genuine Parts Co.	1,366	40,789

Diversified Consumer Services - 0.2%	Apollo Group, Inc. Class A (a)	918	71,907
	H&R Block, Inc.	2,919	53,097

			125,004

Diversified Financial Services - 2.6%	Bank of America Corp. (c)	55,005	375,134
	CIT Group, Inc.	3,341	9,522
	CME Group, Inc.	574	141,428
	Citigroup, Inc.	47,055	119,049
	IntercontinentalExchange, Inc. (a)	624	46,469
	JPMorgan Chase & Co.	32,291	858,295

Enhanced S&P 500 Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Leucadia National Corp.	1,557	$23,184
	Moody’s Corp.	1,637	37,520
	The NASDAQ Stock Market, Inc. (a)	1,180	23,104
	NYSE Euronext	2,226	39,845

			1,673,550

Diversified Telecommunication Services - 3.3%	AT&T Inc.	50,639	1,276,103
	CenturyTel, Inc.	858	24,127
	Embarq Corp.	1,225	46,366
	Frontier Communications Corp.	2,675	19,207
	Qwest Communications International, Inc.	12,628	43,188
	Verizon Communications, Inc.	24,408	737,122
	Windstream Corp.	3,790	30,547

			2,176,660

Electric Utilities - 2.2%	Allegheny Energy, Inc.	1,456	33,736
	American Electric Power Co., Inc.	3,489	88,132
	Duke Energy Corp.	11,009	157,649
	Edison International	2,800	80,668
	Entergy Corp.	1,628	110,851
	Exelon Corp.	5,656	256,726
	FPL Group, Inc.	3,514	178,265
	FirstEnergy Corp.	2,619	101,093
	Northeast Utilities, Inc.	1,480	31,953
	PPL Corp.	3,225	92,590
	Pepco Holdings, Inc.	1,883	23,500
	Pinnacle West Capital Corp.	868	23,054
	Progress Energy, Inc.	2,368	85,864
	The Southern Co.	6,682	204,603

			1,468,684

Electrical Equipment - 0.4%	Cooper Industries Ltd. Class A	1,436	37,135
	Emerson Electric Co.	6,488	185,427
	Rockwell Automation, Inc.	1,218	26,601

			249,163

Electronic Equipment & Instruments - 0.3%	Agilent Technologies, Inc. (a)	3,024	46,479
	Amphenol Corp. Class A	1,471	41,909
	Flir Systems, Inc. (a)	1,296	26,542
	Jabil Circuit, Inc.	1,837	10,214
	Molex, Inc.	1,191	16,364
	Tyco Electronics Ltd.	3,936	43,453

			184,961

Energy Equipment & Services - 1.4%	BJ Services Co.	2,509	24,965
	Baker Hughes, Inc.	2,654	75,772
	Cameron International Corp. (a)	1,864	40,878
	Diamond Offshore Drilling, Inc.	596	37,465
	ENSCO International, Inc.	1,216	32,102
	Halliburton Co.	7,709	119,258
	Nabors Industries Ltd. (a)	2,431	24,286
	National Oilwell Varco, Inc. (a)	3,586	102,954

Enhanced S&P 500 Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Rowan Cos., Inc.	971	$11,623
	Schlumberger Ltd.	10,277	417,452
	Smith International, Inc.	1,884	40,468

			927,223

Food & Staples Retailing - 3.2%	CVS Caremark Corp.	12,507	343,817
	Costco Wholesale Corp.	3,723	172,449
	The Kroger Co.	5,606	118,959
	SUPERVALU, Inc.	1,819	25,975
	SYSCO Corp.	5,063	115,436
	Safeway, Inc.	3,685	74,400
	Wal-Mart Stores, Inc.	19,212	1,000,945
	Walgreen Co.	8,479	220,115
	Whole Foods Market, Inc.	1,203	20,210

			2,092,306

Food Products - 1.7%	Archer-Daniels-Midland Co.	5,516	153,234
	Campbell Soup Co.	1,763	48,236
	ConAgra Foods, Inc.	3,842	64,814
	Dean Foods Co. (a)	1,326	23,974
	General Mills, Inc.	2,817	140,512
	H.J. Heinz Co.	2,704	89,394
	The Hershey Co.	1,421	49,380
	Hormel Foods Corp.	601	19,058
	The J.M. Smucker Co.	1,015	37,829
	Kellogg Co.	2,166	79,341
	Kraft Foods, Inc.	12,626	281,434
	McCormick & Co., Inc.	1,114	32,941
	Sara Lee Corp.	5,977	48,294
	Tyson Foods, Inc. Class A	2,598	24,395

			1,092,836

Gas Utilities - 0.1%	EQT Corp.	1,122	35,152
	Nicor, Inc.	386	12,827
	Questar Corp.	1,492	43,910

			91,889

Health Care Equipment & Supplies - 2.1%	Baxter International, Inc.	5,275	270,186
	Becton Dickinson & Co.	2,060	138,514
	Boston Scientific Corp. (a)	12,908	102,619
	C.R. Bard, Inc.	854	68,081
	Covidien Ltd.	4,330	143,929
	Dentsply International, Inc.	1,277	34,287
	Hospira, Inc. (a)	1,368	42,216
	Intuitive Surgical, Inc. (a)	337	32,136
	Medtronic, Inc.	9,609	283,177
	St. Jude Medical, Inc. (a)	2,974	108,045
	Stryker Corp.	2,044	69,578
	Varian Medical Systems, Inc. (a)	1,065	32,419
	Zimmer Holdings, Inc. (a)	1,915	69,898

			1,395,085

Enhanced S&P 500 Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Health Care Providers & Services - 1.9%	Aetna, Inc.	3,897	$94,814
	AmerisourceBergen Corp.	1,308	42,719
	Cardinal Health, Inc.	3,097	97,493
	Cigna Corp.	2,329	40,967
	Coventry Health Care, Inc. (a)	1,277	16,524
	DaVita, Inc. (a)	889	39,072
	Express Scripts, Inc. (a)	2,128	98,250
	Humana, Inc. (a)	1,451	37,842
	Laboratory Corp. of America Holdings (a)	931	54,454
	McKesson Corp.	2,353	82,449
	Medco Health Solutions, Inc. (a)	4,219	174,413
	Patterson Cos., Inc. (a)	786	14,824
	Quest Diagnostics, Inc.	1,326	62,958
	Tenet Healthcare Corp. (a)	3,569	4,140
	UnitedHealth Group, Inc.	10,445	218,614
	WellPoint, Inc. (a)	4,282	162,588

			1,242,121

Health Care Technology - 0.0%	IMS Health, Inc.	1,559	19,441

Hotels, Restaurants & Leisure - 1.4%	Carnival Corp.	3,762	81,259
	Darden Restaurants, Inc.	1,177	40,324
	International Game Technology	2,538	23,400
	Marriott International, Inc. Class A	2,525	41,309
	McDonald’s Corp.	9,569	522,180
	Starbucks Corp. (a)	6,312	70,126
	Starwood Hotels & Resorts Worldwide, Inc.	1,569	19,926
	Wyndham Worldwide Corp.	1,525	6,405
	Wynn Resorts Ltd. (a)	575	11,483
	Yum! Brands, Inc.	3,952	108,601

			925,013

Household Durables - 0.3%	Black & Decker Corp.	513	16,190
	Centex Corp.	1,065	7,987
	D.R. Horton, Inc.	2,368	22,970
	Fortune Brands, Inc.	1,290	31,670
	Harman International Industries, Inc.	499	6,751
	KB Home	643	8,475
	Leggett & Platt, Inc.	1,348	17,511
	Lennar Corp. Class A	1,211	9,095
	Newell Rubbermaid, Inc.	2,382	15,197
	Pulte Homes, Inc.	1,844	20,155
	Snap-On, Inc.	494	12,399
	The Stanley Works	675	19,656
	Whirlpool Corp.	630	18,642

			206,698

Household Products - 2.6%	Clorox Co.	1,195	61,519
	Colgate-Palmolive Co.	4,308	254,086
	Kimberly-Clark Corp.	3,556	163,967

Enhanced S&P 500 Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	The Procter & Gamble Co.	25,184	$1,185,915

			1,665,487

IT Services - 1.0%	Affiliated Computer Services, Inc. Class A (a)	836	40,036
	Automatic Data Processing, Inc.	4,338	152,524
	Cognizant Technology Solutions Corp. (a)	2,507	52,121
	Computer Sciences Corp. (a)	1,298	47,818
	Convergys Corp. (a)	1,046	8,452
	Fidelity National Information Services, Inc.	1,641	29,866
	Fiserv, Inc. (a)	1,340	48,856
	MasterCard, Inc. Class A	619	103,670
	Paychex, Inc.	2,759	70,824
	Total System Services, Inc.	1,695	23,408
	The Western Union Co.	6,101	76,690

			654,265

Independent Power Producers & Energy Traders - 0.1%	The AES Corp. (a)	5,725	33,262
	Constellation Energy Group, Inc.	1,707	35,267
	Dynegy, Inc. Class A (a)	4,350	6,134

			74,663

Industrial Conglomerates - 1.9%	3M Co.	5,962	296,431
	General Electric Co.	90,735	917,331
	Textron, Inc.	2,088	11,985

			1,225,747

Insurance - 1.9%	AON Corp.	2,350	95,927
	Aflac, Inc.	4,017	77,769
	The Allstate Corp.	4,606	88,205
	American International Group, Inc.	23,121	23,121
	Assurant, Inc.	1,011	22,020
	Chubb Corp.	3,027	128,103
	Cincinnati Financial Corp.	1,392	31,835
	Genworth Financial, Inc. Class A	3,722	7,072
	Hartford Financial Services Group, Inc.	2,795	21,941
	Lincoln National Corp.	2,200	14,718
	Loews Corp.	3,102	68,554
	MBIA, Inc. (a)	1,471	6,737
	Marsh & McLennan Cos., Inc.	4,425	89,606
	MetLife, Inc.	7,029	160,050
	Principal Financial Group, Inc.	2,230	18,241
	The Progressive Corp.	5,815	78,154
	Prudential Financial, Inc.	3,643	69,290
	Torchmark Corp.	729	19,122
	The Travelers Cos., Inc.	5,026	204,257
	UnumProvident Corp.	2,846	35,575
	XL Capital Ltd. Class A	2,940	16,052

			1,276,349

Internet & Catalog Retail - 0.3%	Amazon.com, Inc. (a)	2,762	202,841
	Expedia, Inc. (a)	1,802	16,362

			219,203

Enhanced S&P 500 Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Internet Software & Services - 1.6%	Akamai Technologies, Inc. (a)	1,465	$28,421
	eBay, Inc. (a)	9,260	116,306
	Google, Inc. Class A (a)	2,059	716,656
	VeriSign, Inc. (a)	1,653	31,192
	Yahoo!, Inc. (a)	11,980	153,464

			1,046,039

Leisure Equipment & Products - 0.1%	Eastman Kodak Co.	2,301	8,744
	Hasbro, Inc.	1,062	26,624
	Mattel, Inc.	3,080	35,512

			70,880

Life Sciences Tools & Services - 0.4%	Life Technologies Corp. (a)	1,493	48,493
	Millipore Corp. (a)	472	27,098
	PerkinElmer, Inc.	998	12,744
	Thermo Fisher Scientific, Inc. (a)	3,593	128,162
	Waters Corp. (a)	834	30,816

			247,313

Machinery - 1.4%	Caterpillar, Inc.	5,170	144,553
	Cummins, Inc.	1,730	44,029
	Danaher Corp.	2,191	118,796
	Deere & Co.	3,632	119,384
	Dover Corp.	1,594	42,050
	Eaton Corp.	1,420	52,341
	Flowserve Corp.	480	26,938
	ITT Corp.	1,562	60,090
	Illinois Tool Works, Inc.	3,303	101,898
	Ingersoll-Rand Co. Class A	2,740	37,812
	Manitowoc Co.	1,117	3,653
	PACCAR, Inc.	3,117	80,294
	Pall Corp.	1,012	20,675
	Parker Hannifin Corp.	1,381	46,926

			899,439

Media - 2.2%	CBS Corp. Class B	5,835	22,406
	Comcast Corp. Class A	24,752	337,617
	The DIRECTV Group, Inc. (a)	4,545	103,581
	EW Scripps Co.	1	1
	Gannett Co., Inc.	1,963	4,319
	Interpublic Group of Cos., Inc. (a)	4,094	16,867
	The McGraw-Hill Cos., Inc.	2,702	61,795
	Meredith Corp.	310	5,158
	The New York Times Co. Class A	1,002	4,529
	News Corp. Class A	19,764	130,838
	Omnicom Group, Inc.	2,672	62,525
	Scripps Networks Interactive	772	17,378
	Time Warner Cable, Inc.	3,027	75,070
	Time Warner, Inc.	10,276	198,333
	Viacom, Inc. Class B (a)	5,210	90,550
	Walt Disney Co.	15,951	289,670

Enhanced S&P 500 Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	The Washington Post Co. Class B	51	$18,212

			1,438,849

Metals & Mining - 0.8%	AK Steel Holding Corp.	953	6,785
	Alcoa, Inc.	8,166	59,938
	Allegheny Technologies, Inc.	837	18,355
	Freeport-McMoRan Copper & Gold, Inc. Class B	3,537	134,795
	Newmont Mining Corp.	4,203	188,126
	Nucor Corp.	2,698	102,983
	Titanium Metals Corp.	731	3,999
	United States Steel Corp.	996	21,045

			536,026

Multi-Utilities - 1.4%	Ameren Corp.	1,826	42,345
	CMS Energy Corp.	1,947	23,052
	CenterPoint Energy, Inc.	2,985	31,134
	Consolidated Edison, Inc.	2,353	93,202
	DTE Energy Co.	1,403	38,863
	Dominion Resources, Inc.	5,014	155,384
	Integrys Energy Group, Inc.	653	17,004
	NiSource, Inc.	2,357	23,099
	PG&E Corp.	3,143	120,125
	Public Service Enterprise Group, Inc.	4,348	128,136
	SCANA Corp.	1,041	32,156
	Sempra Energy	2,088	96,549
	TECO Energy, Inc.	1,830	20,405
	Wisconsin Energy Corp.	1,005	41,376
	Xcel Energy, Inc.	3,903	72,713

			935,543

Multiline Retail - 0.8%	Big Lots, Inc. (a)	706	14,671
	Family Dollar Stores, Inc.	1,202	40,111
	J.C. Penney Co., Inc.	1,909	38,314
	Kohl’s Corp. (a)	2,618	110,794
	Macy’s, Inc.	3,614	32,165
	Nordstrom, Inc.	1,370	22,948
	Sears Holdings Corp. (a)	472	21,575
	Target Corp.	6,468	222,435

			503,013

Office Electronics - 0.1%	Xerox Corp.	7,431	33,811

Oil, Gas & Consumable Fuels - 10.4%	Anadarko Petroleum Corp.	3,952	153,693
	Apache Corp.	2,876	184,323
	Cabot Oil & Gas Corp. Class A	889	20,954
	Chesapeake Energy Corp.	4,829	82,383
	Chevron Corp.	17,225	1,158,209
	ConocoPhillips	12,719	498,076
	Consol Energy, Inc.	1,553	39,198
	Devon Energy Corp.	3,813	170,403
	EOG Resources, Inc.	2,146	117,515
	El Paso Corp.	6,003	37,519

Enhanced S&P 500 Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Exxon Mobil Corp.	42,462	$2,891,662
	Hess Corp.	2,438	132,140
	Marathon Oil Corp.	6,080	159,843
	Massey Energy Co.	735	7,438
	Murphy Oil Corp.	1,639	73,378
	Noble Energy, Inc.	1,486	80,066
	Occidental Petroleum Corp.	6,963	387,491
	Peabody Energy Corp.	2,297	57,517
	Pioneer Natural Resources Co.	993	16,355
	Range Resources Corp.	1,342	55,237
	Southwestern Energy Co. (a)	2,953	87,675
	Spectra Energy Corp.	5,528	78,166
	Sunoco, Inc.	1,004	26,586
	Tesoro Corp.	1,187	15,989
	Valero Energy Corp.	4,436	79,404
	Williams Cos., Inc.	4,977	56,638
	XTO Energy, Inc.	4,981	152,518

			6,820,376

Paper & Forest Products - 0.2%	International Paper Co.	3,676	25,879
	MeadWestvaco Corp.	1,464	17,553
	Weyerhaeuser Co.	1,811	49,929

			93,361

Personal Products - 0.1%	Avon Products, Inc.	3,663	70,439
	The Estée Lauder Cos., Inc. Class A	993	24,477

			94,916

Pharmaceuticals - 7.5%	Abbott Laboratories	13,279	633,408
	Allergan, Inc.	2,642	126,182
	Bristol-Myers Squibb Co.	17,009	372,837
	Eli Lilly & Co.	8,688	290,266
	Forest Laboratories, Inc. (a)	2,592	56,920
	Johnson & Johnson	23,766	1,250,092
	King Pharmaceuticals, Inc. (a)	2,118	14,974
	Merck & Co., Inc.	18,111	484,469
	Mylan, Inc. (a)	2,618	35,107
	Pfizer, Inc.	57,960	789,415
	Schering-Plough Corp.	13,975	329,111
	Watson Pharmaceuticals, Inc. (a)	897	27,906
	Wyeth	11,440	492,378

			4,903,065

Professional Services - 0.1%	Dun & Bradstreet Corp.	461	35,497
	Equifax, Inc.	1,083	26,479
	Monster Worldwide, Inc. (a)	1,100	8,965
	Robert Half International, Inc.	1,301	23,197

			94,138

Real Estate Investment Trusts (REITs) - 0.7%	Apartment Investment & Management Co.	1,008	5,524
	AvalonBay Communities, Inc.	685	32,236
	Boston Properties, Inc.	1,042	36,501

Enhanced S&P 500 Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	Equity Residential	2,344	$43,012
	HCP, Inc.	2,182	38,949
	Health Care REIT, Inc.	952	29,122
	Host Marriott Corp.	4,515	17,699
	Kimco Realty Corp.	2,003	15,263
	Plum Creek Timber Co., Inc.	1,416	41,163
	ProLogis	2,299	14,944
	Public Storage	1,074	59,339
	Simon Property Group, Inc.	2,164	74,961
	Ventas, Inc.	1,228	27,765
	Vornado Realty Trust	1,210	40,220

			476,698

Real Estate Management & Development - 0.0%	CB Richard Ellis Group, Inc. (a)	1,933	7,790

Road & Rail - 0.8%	Burlington Northern Santa Fe Corp.	2,391	143,819
	CSX Corp.	3,431	88,691
	Norfolk Southern Corp.	3,149	106,279
	Ryder System, Inc.	480	13,589
	Union Pacific Corp.	4,324	177,760

			530,138

Semiconductors & Semiconductor Equipment - 2.3%	Advanced Micro Devices, Inc. (a)	4,811	14,674
	Altera Corp.	2,520	44,226
	Analog Devices, Inc.	2,502	48,213
	Applied Materials, Inc.	11,423	122,797
	Broadcom Corp. Class A (a)	3,656	73,047
	Intel Corp.	47,792	719,270
	KLA-Tencor Corp.	1,459	29,180
	LSI Corp. (a)	5,569	16,930
	Linear Technology Corp.	1,906	43,800
	MEMC Electronic Materials, Inc. (a)	1,920	31,661
	Microchip Technology, Inc.	1,565	33,162
	Micron Technology, Inc. (a)	6,563	26,646
	National Semiconductor Corp.	1,672	17,171
	Novellus Systems, Inc. (a)	837	13,919
	Nvidia Corp. (a)	4,615	45,504
	Teradyne, Inc. (a)	1,484	6,500
	Texas Instruments, Inc.	10,969	181,098
	Xilinx, Inc.	2,355	45,122

			1,512,920

Software - 3.7%	Adobe Systems, Inc. (a)	4,503	96,319
	Autodesk, Inc. (a)	1,944	32,679
	BMC Software, Inc. (a)	1,587	52,371
	CA, Inc.	3,388	59,663
	Citrix Systems, Inc. (a)	1,548	35,047
	Compuware Corp. (a)	2,119	13,964
	Electronic Arts, Inc. (a)	2,765	50,295
	Intuit, Inc. (a)	2,760	74,520

Enhanced S&P 500 Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

	McAfee, Inc. (a)	1,324	$44,354
	Microsoft Corp.	65,699	1,206,891
	Novell, Inc. (a)	2,959	12,605
	Oracle Corp.	32,954	595,479
	Salesforce.com, Inc. (a)	908	29,719
	Symantec Corp. (a)	7,054	105,387

			2,409,293

Specialty Retail - 1.9%	Abercrombie & Fitch Co. Class A	748	17,802
	AutoNation, Inc. (a)	925	12,839
	AutoZone, Inc. (a)	327	53,177
	Bed Bath & Beyond, Inc. (a)	2,232	55,242
	Best Buy Co., Inc.	2,913	110,577
	GameStop Corp. Class A (a)	1,404	39,340
	The Gap, Inc.	4,007	52,051
	Home Depot, Inc.	14,569	343,246
	Limited Brands, Inc.	2,325	20,228
	Lowe’s Cos., Inc.	12,594	229,841
	O’Reilly Automotive, Inc. (a)	1,160	40,612
	Office Depot, Inc. (a)	2,362	3,094
	RadioShack Corp.	1,072	9,187
	The Sherwin-Williams Co.	846	43,967
	Staples, Inc.	6,130	111,014
	TJX Cos., Inc.	3,577	91,714
	Tiffany & Co.	1,058	22,810

			1,256,741

Textiles, Apparel & Luxury Goods - 0.4%	Coach, Inc. (a)	2,759	46,075
	Nike, Inc. Class B	3,328	156,050
	Polo Ralph Lauren Corp.	485	20,491
	VF Corp.	755	43,118

			265,734

Thrifts & Mortgage Finance - 0.2%	Hudson City Bancorp, Inc.	4,488	52,465
	People’s United Financial, Inc.	2,992	53,766

			106,231

Tobacco - 1.6%	Altria Group, Inc.	17,754	284,419
	Lorillard, Inc.	1,440	88,906
	Philip Morris International, Inc.	17,219	612,652
	Reynolds American, Inc.	1,451	52,004

			1,037,981

Trading Companies & Distributors - 0.1%	Fastenal Co.	1,108	35,628
	W.W. Grainger, Inc.	547	38,388

			74,016

Wireless Telecommunication Services - 0.3%	American Tower Corp. Class A (a)	3,412	103,827
	Sprint Nextel Corp. (a)	24,618	87,886

			191,713

	Total Common Stocks (Cost - $87,406,272) - 90.7%		59,521,497

Enhanced S&P 500 Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities	Maturity Date	Yield	Face Amount	Value

Time Deposits - 12.8%	State Street Bank & Trust Co.	4/01/09	0.01%	$8,398,980	$8,398,980

	Total Short-Term Securities (Cost - $8,398,980) - 12.8%				8,398,980

	Total Investments Before Options Written (Cost - $95,805,252*) - 103.5%				67,920,477

	Options Written			Number of Contracts

Call Options Written	S&P 500 Index, expiring April 2009 at USD 790			867	(2,531,640)

	Total Options Written (Premiums Received - $2,503,350) - (3.8%)				(2,531,640)

	Total Investments, Net of Options Written (Net Cost - $93,301,902) - 97.7%				65,388,837
	Other Assets Less Liabilities - 0.3%				214,924

	Net Assets - 100.0%				$65,603,761

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$66,868,469

Gross unrealized appreciation	$1,715,665
Gross unrealized depreciation	(663,657)

Net unrealized appreciation	$1,052,008

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income

Bank of America Corp.	—	$39	$(29)	$548

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Appreciation

244	E-MINI S&P 500	June 2009	$9,572,131	$124,429

•	Total return swap outstanding as of March 31, 2009 was as follows:

Counterparty	Receive Total Return	Pay	Expiration	Notional Amount	Depreciation

Deutsche Bank AG	CBOE S&P 500	12-month LIBOR
	BuyWrite Index	rate with a
	(BXMSM) - Total Return	negotiated spread	October 2009	$38,200,000	$(726,829)

Enhanced S&P 500 Covered Call Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	$59,521,497	$124,429	$(2,531,640)
Level 2	8,398,980	—	(726,829)
Level 3	—	—	—

Total	$67,920,477	$124,429	$(3,258,469)

*	Other financial instruments are swaps, futures and options.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Enhanced S&P 500® Covered Call Fund Inc.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Enhanced S&P 500® Covered Call Fund Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Enhanced S&P 500® Covered Call Fund Inc.

Date: May 20, 2009

	By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Enhanced S&P 500® Covered Call Fund Inc.

Date: May 20, 2009